REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 72,131
Contract assets and contract liabilities
Contract assets, current	229,767	$ 202,462
Contract assets, non-current	7,040	5,627
Contract liabilities	$ 209,649	$ 185,596